UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—25.11%

Federal Home Loan Bank
0.546%, due 02/13/09[1]	4,250,000	4,250,000
2.560%, due 02/13/09	2,500,000	2,500,454
2.116%, due 02/18/09[1]	10,000,000	10,000,000
2.310%, due 04/07/09	5,000,000	5,000,000
2.100%, due 04/09/09[2]	8,000,000	7,969,200
2.500%, due 04/14/09[2]	10,000,000	9,950,694
2.390%, due 04/30/09	5,000,000	5,000,000
2.820%, due 07/10/09	4,000,000	4,000,000
0.450%, due 07/13/09[2]	3,000,000	2,993,962
Federal Home Loan Mortgage Corp.*
0.680%, due 02/02/09[1]	7,000,000	7,000,000
3.040%, due 07/20/09[2]	5,000,000	4,929,067
Federal National Mortgage Association*
0.470%, due 02/02/09[1]	6,250,000	6,250,000
2.670%, due 02/04/09[2]	5,000,000	4,999,258
1.244%, due 04/13/09[1]	10,000,000	10,000,000
2.515%, due 05/29/09[2]	5,000,000	4,959,481
1.250%, due 06/25/09[2]	5,000,000	4,975,174
US Cash Management Bills
1.280%, due 04/29/09[2,3]	5,000,000	4,984,711
US Treasury Bills
1.080%, due 05/07/09[2,3]	5,000,000	4,985,900

Total US government and agency obligations (cost—$104,747,901)		104,747,901

Bank notes—4.67%

Banking-non-US—0.60%
Westpac Banking Corp.
1.460%, due 04/14/09[1]	2,500,000	2,500,000

Banking-US—4.07%
Bank of America, N.A.
2.906%, due 02/06/09[1]	2,500,000	2,500,000
HSBC Bank USA, Inc.
3.875%, due 09/15/09	2,000,000	2,006,608
US Bank N.A.
2.960%, due 03/10/09	5,000,000	4,999,976
Wachovia Bank N.A. (Charlotte)
1.635%, due 04/06/09[1]	5,000,000	5,000,000
Wells Fargo Bank N.A.
0.459%, due 02/19/09[1]	2,500,000	2,500,000

		17,006,584

Total bank notes (cost—$19,506,584)		19,506,584

Certificates of deposit—15.34%

Banking-non-US—14.14%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	2,500,000	2,500,000
Bank of Nova Scotia
2.400%, due 05/07/09	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 02/09/09	7,000,000	7,000,000

UBS Cash Reserves Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Barclays Bank PLC
3.020%, due 02/23/09	4,000,000	4,000,000
Calyon N.A., Inc.
2.150%, due 03/11/09	3,000,000	3,000,000
3.170%, due 06/02/09	4,000,000	4,000,000
Credit Suisse First Boston
2.750%, due 05/18/09	2,000,000	2,000,000
Deutsche Bank AG
1.735%, due 03/23/09[1]	5,000,000	5,000,000
Lloyds TSB Bank PLC
2.100%, due 03/05/09	3,000,000	3,000,000
National Bank of Canada
1.500%, due 02/09/09	5,000,000	5,000,000
Natixis
1.100%, due 04/15/09	5,000,000	5,000,000
Rabobank Nederland
2.990%, due 02/17/09	2,500,000	2,500,000
Royal Bank of Scotland PLC
2.000%, due 02/09/09	3,000,000	3,000,000
Svenska Handelsbanken
2.150%, due 03/09/09	5,000,000	5,001,209
1.580%, due 04/14/09[1]	3,000,000	3,000,000

		59,001,209

Banking-US—1.20%
State Street Bank & Trust Co.
2.960%, due 03/11/09	5,000,000	5,000,000

Total certificates of deposit (cost—$64,001,209)		64,001,209

Commercial paper[2]—34.60%

Asset backed-miscellaneous—20.02%
Atlantic Asset Securitization LLC
0.250%, due 02/05/09	3,000,000	2,999,937
0.400%, due 04/06/09	5,000,000	4,996,500
Bryant Park Funding LLC
0.300%, due 02/05/09	5,000,000	4,999,875
Chariot Funding LLC
0.250%, due 02/09/09	5,000,000	4,999,757
Falcon Asset Securitization Corp.
0.300%, due 03/16/09	8,000,000	7,997,200
Kitty Hawk Funding Corp.
1.000%, due 02/18/09	5,000,000	4,997,778
0.350%, due 03/20/09	3,000,000	2,998,658
Old Line Funding Corp.
1.600%, due 02/03/09	5,000,000	4,999,778
0.400%, due 04/09/09	3,000,000	2,997,800
Ranger Funding Co. LLC
1.250%, due 03/02/09	3,000,000	2,997,083
Regency Markets No.1 LLC
0.350%, due 02/04/09	3,000,000	2,999,942
0.350%, due 02/09/09	5,000,000	4,999,660

UBS Cash Reserves Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Asset backed-miscellaneous—(concluded)
Sheffield Receivables Corp.
0.300%, due 02/17/09	8,000,000	7,999,000
Thunderbay Funding
1.600%, due 02/03/09	8,000,000	7,999,644
Variable Funding Capital Corp.
0.225%, due 02/12/09	2,500,000	2,499,823
Windmill Funding Corp.
1.300%, due 03/03/09	3,000,000	2,996,858
1.500%, due 03/10/09	5,000,000	4,992,500
Yorktown Capital LLC
0.310%, due 02/18/09	4,038,000	4,037,444

		83,509,237

Banking-non-US—1.91%
Dnb NOR ASA
2.300%, due 03/04/09	5,000,000	4,990,417
1.270%, due 04/06/09	3,000,000	2,993,332

		7,983,749

Banking-US—9.69%
ABN-AMRO N.A. Finance, Inc.
1.420%, due 03/30/09	5,000,000	4,988,955
Bank of America Corp.
0.200%, due 02/12/09	5,000,000	4,999,722
BNP Paribas Finance
0.250%, due 02/02/09	3,000,000	3,000,000
Calyon N.A., Inc.
1.870%, due 06/17/09	2,500,000	2,482,469
Danske Corp.
0.415%, due 02/26/09	3,000,000	2,999,170
1.200%, due 03/24/09	5,000,000	4,991,667
ING (US) Funding LLC
0.990%, due 07/13/09	4,000,000	3,982,290
San Paolo IMI US Financial Co.
0.350%, due 02/02/09	5,000,000	5,000,000
Societe Generale N.A., Inc.
2.120%, due 03/03/09	5,000,000	4,991,461
0.950%, due 03/27/09	3,000,000	2,995,804

		40,431,538

Energy-integrated—1.20%
Chevron Funding Corp.
0.230%, due 03/03/09	5,000,000	4,999,074

Finance-noncaptive diversified—1.78%
General Electric Capital Corp.
2.880%, due 05/07/09	2,500,000	2,481,200
2.400%, due 06/03/09	5,000,000	4,959,667

		7,440,867

Total commercial paper (cost—$144,364,465)		144,364,465

UBS Cash Reserves Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Short-term corporate obligations—6.47%

Banking-non-US—4.43%
BNP Paribas
2.385%, due 02/13/09[1]	5,000,000	5,000,000
Lloyds TSB Group PLC
2.806%, due 02/09/09[1,4]	5,000,000	5,000,000
National Australia Bank Ltd.
2.403%, due 03/06/09[1,4]	3,000,000	3,000,000
Nordea Bank AB
1.509%, due 04/24/09[1,4]	2,500,000	2,500,000
Rabobank Nederland
2.578%, due 02/09/09[1,4]	3,000,000	3,000,000

		18,500,000

Banking-US—0.84%
HSBC Bank USA, Inc.
1.560%, due 04/14/09[1]	3,500,000	3,500,000

Finance-captive automotive—1.20%
Toyota Motor Credit Corp.
0.730%, due 02/02/09[1]	5,000,000	5,000,000

Total short-term corporate obligations (cost—$27,000,000)		27,000,000

Repurchase agreements—13.69%

Repurchase agreement dated 01/30/09 with Barclays Bank PLC, 0.260% due 02/02/09, collateralized by $26,773,411 US Treasury Bond Principal Strips, 7.500% due 11/15/16; (value—$20,400,001); proceeds: $20,000,433	20,000,000	20,000,000

Repurchase agreement dated 01/30/09 with Deutsche Bank Securities, 0.270% due 02/02/09, collateralized by $26,912,700 US Treasury Bonds, 6.625% due 02/15/27; (value—$37,638,072); proceeds: $36,900,830	36,900,000	36,900,000

Repurchase agreement dated 01/30/09 with State Street Bank & Trust Co., 0.010% due 02/02/09, collateralized by $8,617 US Cash Management Bills, zero coupon due 05/15/09 and $206,066 US Treasury Bills, zero coupon due 07/16/09; (value—$214,389); proceeds: $210,000	210,000	210,000

Total repurchase agreements (cost—$57,110,000)		57,110,000

	Number of
	shares

Investments of cash collateral from securities loaned—2.44%

Money market fund[5]—2.44%
UBS Private Money Market Fund LLC[6]
0.887% (cost—$10,200,000)	10,200,000	10,200,000

Total investments (cost—$426,930,159 which approximates cost for federal income tax purposes)[7,8]—102.32%		426,930,159

Liabilities in excess of other assets—(2.32)%		(9,697,260)

Net assets (applicable to 417,225,524 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		417,232,899

UBS Cash Reserves Fund
Schedule of investments – January 31, 2009 (unaudited)

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2009 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security, or portion thereof, was on loan at January 31, 2009.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which present 3.24% of net assets as of January 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualifies institutional buyers.

[5]	Rate shown reflects yield at January 31, 2009.

[6]	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended January 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	04/30/08 ($)	01/31/09 ($)	01/31/09 ($)	01/31/09 ($)	01/31/09 ($)

UBS Private Money Market Fund LLC	6,210,136	23,483,610	19,493,746	10,200,000	13,317

[7]	Includes $9,970,611 of investments in securities on loan, at market value.

[8]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Management” (“FAS 157”), effective May 1, 2008. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets:

Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Assets:
Securities	—	426,930,159	—	426,930,159

UBS Cash Reserves Fund
Schedule of investments – January 31, 2009 (unaudited)

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	78.2

United Kingdom	4.1

France	4.0

Japan	2.8

Sweden	2.4

Canada	2.3

Norway	1.9

Netherlands	1.3

Australia	1.3

Germany	1.2

Switzerland	0.5

Total	100.0

Weighted average maturity—44 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2008.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—25.16%

Federal Home Loan Bank
0.546%, due 02/13/09[1]	20,000,000	20,000,000
2.560%, due 02/13/09	10,000,000	10,001,815
2.116%, due 02/18/09[1]	18,000,000	18,000,000
2.850%, due 03/04/09	16,350,000	16,349,933
3.580%, due 03/30/09	15,000,000	15,033,063
2.310%, due 04/07/09	20,000,000	20,000,000
2.100%, due 04/09/09[2]	33,000,000	32,872,950
2.860%, due 04/13/09[2]	20,000,000	19,888,778
2.500%, due 04/14/09[2]	55,000,000	54,728,819
2.390%, due 04/30/09	18,000,000	18,000,000
2.400%, due 05/13/09	10,000,000	9,999,493
2.820%, due 07/10/09	16,000,000	16,000,000
0.450%, due 07/13/09[2]	17,000,000	16,965,788
Federal Home Loan Mortgage Corp.*
0.680%, due 02/02/09[1]	35,000,000	35,000,000
2.810%, due 02/02/09[2]	10,000,000	10,000,000
2.200%, due 02/18/09[2]	25,000,000	24,975,556
2.600%, due 02/18/09[2]	25,000,000	24,971,111
0.339%, due 03/02/09[1]	40,000,000	39,990,560
2.800%, due 04/06/09[2]	20,000,000	19,902,000
2.450%, due 04/09/09	24,500,000	24,500,000
1.350%, due 04/14/09[2]	25,000,000	24,933,437
4.125%, due 11/30/09	5,000,000	5,075,250
Federal National Mortgage Association*
0.470%, due 02/02/09[1]	25,000,000	25,000,000
0.200%, due 02/18/09[2]	22,000,000	21,998,044
1.244%, due 04/13/09[1]	20,000,000	20,000,000
0.250%, due 05/18/09[2]	30,000,000	29,978,125
US Cash Management Bills
1.280%, due 04/29/09[2]	20,000,000	19,938,844
US Treasury Bills
1.080%, due 05/07/09[2]	25,000,000	24,929,500

Total US government and agency obligations (cost—$619,033,066)		619,033,066

Bank notes—3.66%

Banking-non-US—0.81%
Westpac Banking Corp.
1.460%, due 04/14/09[1]	20,000,000	20,000,000

Banking-US—2.85%
Bank of America N.A.
2.906%, due 02/06/09[1]	20,000,000	20,000,000
HSBC Bank USA, Inc.
3.875%, due 09/15/09	3,000,000	3,009,912
US Bank N.A.
2.960%, due 03/10/09	15,000,000	14,999,926
Wachovia Bank N.A. (Charlotte)
1.635%, due 04/06/09[1]	15,000,000	15,000,000
Wells Fargo Bank N.A.
0.459%, due 02/19/09[1]	17,000,000	17,000,000

		70,009,838

Total bank notes (cost—$90,009,838)		90,009,838

UBS Liquid Assets Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—15.08%

Banking-non-US—13.01%
Abbey National Treasury Services PLC
0.701%, due 02/27/09[1]	30,000,000	30,000,000
Bank of Nova Scotia
2.400%, due 05/07/09	24,000,000	24,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 02/09/09	20,000,000	20,000,000
Barclays Bank PLC
3.020%, due 02/23/09	12,000,000	12,000,000
BNP Paribas
0.640%, due 04/14/09	15,000,000	15,000,000
Calyon N.A., Inc.
3.160%, due 03/02/09	13,000,000	13,000,000
2.150%, due 03/11/09	3,000,000	3,000,000
3.170%, due 06/02/09	20,000,000	20,000,000
Credit Suisse First Boston
2.750%, due 05/18/09	20,000,000	20,000,000
Deutsche Bank AG
1.735%, due 03/23/09[1]	15,000,000	15,000,000
Lloyds TSB Bank PLC
2.100%, due 03/05/09	10,000,000	10,000,000
National Bank of Canada
1.500%, due 02/09/09	25,000,000	25,000,000
Natixis
1.100%, due 04/15/09	23,000,000	23,000,000
Norinchukin Bank Ltd.
0.950%, due 03/12/09	20,000,000	20,000,000
Rabobank Nederland
2.990%, due 02/17/09	25,000,000	25,000,000
Royal Bank of Scotland PLC
2.000%, due 02/09/09	35,000,000	35,000,000
Svenska Handelsbanken
1.580%, due 04/14/09[1]	10,000,000	10,000,000

		320,000,000

Banking-US—2.07%
Bank of America N.A.
3.000%, due 03/09/09	19,000,000	19,000,000
Citibank N.A.
2.100%, due 03/10/09	12,000,000	12,000,000
State Street Bank & Trust Co.
2.960%, due 03/11/09	20,000,000	20,000,000

		51,000,000

Total certificates of deposit (cost—$371,000,000)		371,000,000

Commercial paper[2]—39.02%

Asset backed-banking—0.57%
Atlantis One Funding
0.400%, due 04/23/09	14,000,000	13,987,556

UBS Liquid Assets Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—17.32%
Atlantic Asset Securitization LLC
0.250%, due 02/02/09	21,175,000	21,175,000
0.380%, due 02/09/09	25,000,000	24,998,153
Barton Capital LLC
0.200%, due 02/09/09	25,000,000	24,999,028
Bryant Park Funding LLC
0.300%, due 02/04/09	40,000,000	39,999,333
Chariot Funding LLC
0.250%, due 02/11/09	11,013,000	11,012,312
0.250%, due 02/17/09	16,000,000	15,998,333
Falcon Asset Securitization Corp.
1.500%, due 02/02/09	9,900,000	9,900,000
0.300%, due 02/09/09	35,000,000	34,997,958
Kitty Hawk Funding Corp.
0.450%, due 03/02/09	25,000,000	24,991,250
Old Line Funding Corp.
2.750%, due 04/20/09	14,000,000	13,917,653
Ranger Funding Co. LLC
1.450%, due 02/18/09	30,000,000	29,980,667
Regency Markets No. 1 LLC
0.350%, due 02/12/09	12,000,000	11,998,833
Sheffield Receivables Corp.
0.450%, due 02/02/09	9,091,000	9,091,000
1.600%, due 02/11/09	20,000,000	19,992,000
0.420%, due 03/23/09	15,000,000	14,991,425
0.350%, due 04/09/09	10,000,000	9,993,583
Thunderbay Funding
0.330%, due 02/17/09	25,000,000	24,996,563
Variable Funding Capital Corp.
0.300%, due 02/06/09	27,000,000	26,999,100
0.255%, due 02/12/09	10,000,000	9,999,292
Windmill Funding Corp.
1.450%, due 02/27/09	20,000,000	19,979,861
1.550%, due 03/06/09	11,000,000	10,984,844
Yorktown Capital LLC
1.450%, due 02/05/09	15,000,000	14,998,188

		425,994,376

Banking-non-US—2.35%
Allied Irish Banks N.A., Inc.
1.550%, due 02/17/09	28,000,000	27,981,916
Bank of Nova Scotia
0.600%, due 02/17/09	10,000,000	9,997,500
Dnb NOR ASA
2.300%, due 03/04/09	20,000,000	19,961,667

		57,941,083

Banking-US—12.08%
ABN-AMRO N.A. Finance, Inc.
1.420%, due 03/30/09	10,000,000	9,977,911
Bank of America Corp.
0.200%, due 02/12/09	10,000,000	9,999,444

UBS Liquid Assets Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Banking-US—(concluded)
BNP Paribas Finance
0.250%, due 02/02/09	16,000,000	16,000,000
Calyon N.A., Inc.
1.000%, due 04/29/09	8,000,000	7,980,889
1.870%, due 06/17/09	10,000,000	9,929,875
Danske Corp.
1.200%, due 03/24/09	19,500,000	19,467,500
1.648%, due 04/09/09[1]	16,000,000	16,000,000
Dexia Delaware LLC
0.340%, due 02/02/09	60,000,000	60,000,000
ING (US) Funding LLC
0.810%, due 03/31/09	25,000,000	24,967,938
0.990%, due 07/13/09	10,000,000	9,955,725
Kredietbank N.A. Finance Corp.
0.240%, due 02/02/09	25,000,000	25,000,000
National Australia Funding (DE), Inc.
0.440%, due 04/06/09	35,000,000	34,973,050
Scotiabanc, Inc.
0.750%, due 02/10/09	20,000,000	19,996,667
Societe Generale N.A., Inc.
2.120%, due 03/03/09	15,000,000	14,974,383
0.950%, due 03/27/09	10,000,000	9,986,014
Toronto-Dominion Holdings USA, Inc.
2.905%, due 02/25/09	8,000,000	7,985,152

		297,194,548

Brokerage—0.53%
Greenwich Capital Holdings, Inc.
0.350%, due 02/09/09	13,000,000	12,999,115

Consumer products-non durables—1.83%
Procter & Gamble Co.
0.230%, due 04/07/09	40,000,000	39,983,645
Procter & Gamble International Funding SCA
2.230%, due 02/25/09	5,000,000	4,992,876

		44,976,521

Diversified manufacturing—1.83%
Siemens Captal Co. LLC
0.150%, due 02/13/09	45,000,000	44,997,937

Energy-integrated—1.50%
Chevron Funding Corp.
0.200%, due 03/02/09	2,000,000	1,999,689
0.230%, due 03/03/09	25,000,000	24,995,368
Koch Resources LLC
0.250%, due 02/23/09	10,000,000	9,998,542

		36,993,599

Finance-noncaptive diversified—1.01%
General Electric Capital Corp.
2.400%, due 06/03/09	25,000,000	24,798,333

Total commercial paper (cost—$959,883,068)		959,883,068

UBS Liquid Assets Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Short-term corporate obligations—4.49%

Banking-non-US—2.52%
BNP Paribas
2.385%, due 02/13/09[1]	12,000,000	12,000,000
Lloyds TSB Group PLC
2.806%, due 02/09/09[1,3]	20,000,000	20,000,000
National Australia Bank Ltd.
2.403%, due 03/06/09[1,3]	12,000,000	12,000,000
Nordea Bank AB
1.509%, due 04/24/09[1,3]	10,000,000	10,000,000
Rabobank Nederland
2.578%, due 02/09/09[1,3]	8,000,000	8,000,000

		62,000,000

Banking-US—0.69%
HSBC Bank USA, Inc.
1.560%, due 04/14/09[1]	17,000,000	17,000,000

Finance-captive automotive—1.28%
Toyota Motor Credit Corp.
0.520%, due 02/02/09[1]	11,400,000	11,400,000
0.730%, due 02/02/09[1]	20,000,000	20,000,000

		31,400,000

Total short-term corporate obligations (cost—$110,400,000)		110,400,000

Repurchase agreements—12.43%

Repurchase agreement dated 01/30/09 with Barclays Bank PLC, 0.260% due 02/02/09, collateralized by $110,959,100 US Treasury Bonds, 8.750% due 05/15/17; (value—$158,100,092); proceeds: $155,003,358	155,000,000	155,000,000

Repurchase agreement dated 01/30/09 with Deutsche Bank Securities, 0.270% due 02/02/09, collateralized by $10,000,000 Federal Farm Credit Bank obligations, 4.780% due 05/03/10, $73,030,000 Federal Home Loan Bank obligations, 2.375% to 5.500% due 04/30/10 to 08/13/14, $10,404,000 Federal National Mortgage Association obligations, zero coupon to 4.375% due 02/17/09 to 07/17/13 and $52,720,800 US Treasury Notes, 1.250% to 4.125% due 08/15/10 to 11/30/10; (value—$153,000,077); proceeds: $150,003,375	150,000,000	150,000,000

Repurchase agreement dated 01/30/09 with State Street Bank & Trust Co., 0.010% due 02/02/09, collateralized by $33,074 US Cash Management Bills, zero coupon due 05/15/09 and $790,901 US Treasury Bills, zero coupon due 07/16/09; (value—$822,845); proceeds: $806,001	806,000	806,000

Total repurchase agreements (cost—$305,806,000)		305,806,000

Total investments (cost—$2,456,131,972 which approximates cost for federal income tax purposes)[4]—99.84%		2,456,131,972

Other assets in excess of liabilities—0.16%		3,866,295

Net assets (applicable to 2,459,968,766 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		2,459,998,267

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2009, and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2009 (unaudited)

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.03% of net assets as of January 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective May 1, 2008. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets:

Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Assets:
Securities	—	2,456,131,972	—	2,456,131,972

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	77.6

United Kingdom	4.9

France	3.5

Japan	2.9

Germany	2.5

Canada	2.4

Netherlands	1.4

Australia	1.3

Ireland	1.1

Sweden	0.8

Switzerland	0.8

Norway	0.8

Total	100.0

Weighted average maturity—38days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2008.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 1/31/09 were $13,975,289,623.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 1/31/09 were $8,460,637,856.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 1/31/09 were $2,944,453,149.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 1/31/09 were $2,417,333,291.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 1/31/09 were $3,078,950,741.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 1/31/09 were $328,361,136.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 1/31/09 were $1,056,018,817.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 1/31/09 were $203,933,513.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund {a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 1/31/09 were $115,082,233.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 1, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2009